Form N-1A Cover	Nov. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 01, 2025
Prospectus Date	Aug. 01, 2025